Capital Stock (Details)							12 Months Ended
	Jul. 30, 2023 CAD ($) $ / shares shares	Jul. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CAD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jan. 19, 2022 CAD ($) $ / shares shares	Nov. 01, 2021 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	Jul. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jan. 19, 2022 $ / shares shares
Capital Stock (Details) [Line Items]
Percentage of voting rights							50.10%
Cumulative preferential dividend							5.00%	5.00%
Price per share | $ / shares							$ 0.0001
Description of liquidation event							(i) a merger, amalgamation, reorganization, recapitalization, consolidation or other transaction, other than a Qualified IPO, involving the Company and any other Person in which the Persons who were shareholders immediately prior to such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction own less than fifty percent (50%) of the shares on an As-Converted Basis of the surviving or continuing entity after such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction; (ii) the sale, exchange or transfer by the shareholders, in a single transaction or series of related transactions, of shares representing not less than fifty percent (50%) of the shares on an As-Converted Basis; (iii) the sale, lease, license, abandonment, transfer or other disposition of all or substantially all the assets of the Company, in a single transaction or related transactions, or the exclusive license of all or substantially all of the Company’s material intellectual property and technology that is approved by the Board and by holders of at least sixty percent (60%) of the outstanding common shares calculated on an As-Converted Basis; or (iv) a dissolution or a voluntary or involuntary winding up or liquidation of the Company or any other distribution, in whole or in part, of the property or assets of the Company to its Shareholders that is approved by the Board and by holders of at least fifty percent (50%) of the outstanding common shares calculated on an As-Converted Basis. Notwithstanding anything to the contrary herein, the following situation would also be considered as a Liquidation Event for the purpose hereof, a transaction or series of related transactions that results in an existing shareholder increasing its ownership of shares to more than fifty percent (50%) of the common shares on an As-Converted Basis	(i) a merger, amalgamation, reorganization, recapitalization, consolidation or other transaction, other than a Qualified IPO, involving the Company and any other Person in which the Persons who were shareholders immediately prior to such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction own less than fifty percent (50%) of the shares on an As-Converted Basis of the surviving or continuing entity after such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction; (ii) the sale, exchange or transfer by the shareholders, in a single transaction or series of related transactions, of shares representing not less than fifty percent (50%) of the shares on an As-Converted Basis; (iii) the sale, lease, license, abandonment, transfer or other disposition of all or substantially all the assets of the Company, in a single transaction or related transactions, or the exclusive license of all or substantially all of the Company’s material intellectual property and technology that is approved by the Board and by holders of at least sixty percent (60%) of the outstanding common shares calculated on an As-Converted Basis; or (iv) a dissolution or a voluntary or involuntary winding up or liquidation of the Company or any other distribution, in whole or in part, of the property or assets of the Company to its Shareholders that is approved by the Board and by holders of at least fifty percent (50%) of the outstanding common shares calculated on an As-Converted Basis. Notwithstanding anything to the contrary herein, the following situation would also be considered as a Liquidation Event for the purpose hereof, a transaction or series of related transactions that results in an existing shareholder increasing its ownership of shares to more than fifty percent (50%) of the common shares on an As-Converted Basis
Aggregate pre-money equity value (in Dollars)							$ 200,000,000	$ 900,000,000
Offering commission and expenses (in Dollars) | $								$ 50,000,000
Preferred shares (in Shares) | shares							167,610		167,610	124,793
Purchase price | (per share)		$ 211,379		$ 13,652,530		$ 118.97
Aggregate purchase price amount (in Dollars) | $						$ 3,703,920
Share issuance costs incurred amount (in Dollars) | $					$ 572,245	6,093,492	$ 18,556,436		$ 145,235,091
Other long-term assets (in Dollars) | $						$ 571,116
Exercise price		$ 94		$ 5,957					$ 9,221	$ 25,809
IPO [Member]
Capital Stock (Details) [Line Items]
Cumulative preferential dividend							12.00%	12.00%
Class M Series 2014 [Member]
Capital Stock (Details) [Line Items]
Price per share | $ / shares							$ 5.5
Class M Series 2017 [Member]
Capital Stock (Details) [Line Items]
Price per share | $ / shares							45.2
Class M Series 2020 [Member]
Capital Stock (Details) [Line Items]
Price per share | $ / shares							$ 102.5
Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Preferred shares (in Shares) | shares	9,354		595,650		109,102	635,005					9,354	595,650	109,102
Purchase price | $ / shares	$ 278,808		$ 18,277,628			$ 96.72
Aggregate purchase price amount (in Dollars) | $					$ 13,390,997	$ 75,548,925
Exercise price | $	$ 123		$ 7,869
Class D-1 Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Price per share | (per share)					$ 122.74						$ 22.6	$ 22.92	$ 96.72
Class D-1 Preferred Shares [Member] | Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Price per share | $ / shares	$ 29.81		$ 30.69